NOTE RECEIVABLE (Details)			12 Months Ended
	Apr. 28, 2016	Apr. 28, 2014 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2014	Dec. 31, 2022 CAD ($)	Apr. 16, 2017 CAD ($)	Apr. 28, 2014 USD ($)
Notes Receivable
Repayment of receivables			$ 0	$ 0
Loss on note receivables			$ 0		$ 291,727
CWN Capital
Notes Receivable
Sale of stock, percentage of shares sold		23.80%
Ningbo International Limited
Notes Receivable
Payment on notes receivable						$ 0	$ 0	$ 404,360
Note receivable, payment due on or before December 31, 2022										$ 426,671
Non-Interest Bearing Promissory Notes
Notes Receivable
Receivable with Imputed Interest, Face Amount		$ 831,031										$ 618,952
Note receivable term		1 year							1 year
Receivable with Imputed Interest, Due Date	Apr. 28, 2018
Receivable with Imputed Interest, Effective Yield (Interest Rate)	8.00%
Non-Interest Bearing Promissory Notes | Ningbo International Limited | Receivable on or before April 30, 2017
Notes Receivable
Note receivable											$ 150,000
Non-Interest Bearing Promissory Notes | Ningbo International Limited | Receivable on or before Dec 31, 2018
Notes Receivable
Note receivable											100,000
Non-Interest Bearing Promissory Notes | Ningbo International Limited | Receivable on or before Dec 31, 2019
Notes Receivable
Note receivable											100,000
Non-Interest Bearing Promissory Notes | Ningbo International Limited | Received on or before Dec 31,2020
Notes Receivable
Note receivable											$ 481,031